Net revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenues	$ 3,033,990	$ 2,622,110	$ 1,950,929
Taxes on sales	402,064	347,311	184,714
Return of products sales	4,809	5,429	3,143
Revenues from products	3,440,863	2,974,850	2,138,786
Zinc [member]
IfrsStatementLineItems [Line Items]
Freight and insurance services	2,093,105	1,844,632	1,323,287
Lead [member]
IfrsStatementLineItems [Line Items]
Net revenues	276,438	223,341	161,964
Copper [member]
IfrsStatementLineItems [Line Items]
Freight and insurance services	290,519	305,793	197,756
Silver [member]
IfrsStatementLineItems [Line Items]
Freight and insurance services	57,921	69,691	58,568
Other [member]
IfrsStatementLineItems [Line Items]
Freight and insurance services	206,119	102,013	144,771
Freight and insurance services [member]
IfrsStatementLineItems [Line Items]
Freight and insurance services	$ 109,888	$ 76,640	$ 64,583